Investments in associates and joint ventures - Narratives (Details) - USD ($) $ in Millions					12 Months Ended	61 Months Ended
	May 22, 2024	Nov. 01, 2023	Sep. 23, 2021	Dec. 01, 2020	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Investments in associates and joint ventures
Unrecognised losses in associates and joint ventures					$ 209	$ 209	$ 177
Carrying value in associates and joint ventures that have unrecognised losses					$ 0	0
Collaboration with Daiichi Sankyo on development and commercialisation of Enhertu
Investments in associates and joint ventures
Proportion of ownership interest in joint operation					50.00%
Collaboration with Daiichi Sankyo on development and commercialisation of Enhertu | Daiichi Sankyo
Investments in associates and joint ventures
Proportion of ownership interest in joint operation					50.00%
Fuse Biosciences (Cayman) Limited
Investments in associates and joint ventures
Contributions to associates and joint ventures	$ 11
Percentage of board members in associate representing entity	25.00%
Proportion of interest in associate	18.75%				18.75%
Cellectis
Investments in associates and joint ventures
Contributions to associates and joint ventures	$ 140	$ 80
Proportion of interest in associate	44.00%	22.00%			43.85%
Percentage of additional ownership interest in associate acquired	22.00%
Wuxi AstraZeneca-CICC Venture Capital Partnership (Limited Partnership)
Investments in associates and joint ventures
Contributions to associates and joint ventures						$ 74
Proportion of interest in associate				22.00%
VaxEquity
Investments in associates and joint ventures
Contributions to associates and joint ventures			$ 14
Proportion of interest in associate			40.00%